UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®*

*	On May 12, 2015, the Board approved the liquidation of PIMCO EqS Pathfinder Portfolio. The liquidation of the Portfolio is expected to occur later this calendar year.

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 98.5%
AUSTRALIA 0.3%
INDUSTRIALS 0.3%
Spotless Group Holdings Ltd.	627,827	$1,083

Total Australia		1,083

BELGIUM 3.1%
INDUSTRIALS 3.1%
bpost S.A.	470,864	13,215

Total Belgium		13,215

BERMUDA 0.6%
ENERGY 0.6%
Seadrill Ltd.	288,276	2,699

Total Bermuda		2,699

CANADA 0.1%
ENERGY 0.1%
Husky Energy, Inc.	19,034	388

Total Canada		388

DENMARK 1.7%
CONSUMER STAPLES 1.7%
Carlsberg A/S ‘B’	86,939	7,169

Total Denmark		7,169

FAROE ISLANDS 0.5%
CONSUMER STAPLES 0.5%
Bakkafrost P/F	104,894	2,268

Total Faroe Islands		2,268

FRANCE 6.4%
CONSUMER DISCRETIONARY 2.8%
Eutelsat Communications S.A.	196,961	6,534
JCDecaux S.A.	165,805	5,583

		12,117

CONSUMER STAPLES 2.8%
Carrefour S.A.	225,365	7,528
Danone S.A.	62,423	4,208

		11,736

ENERGY 0.8%
Bourbon S.A.	118,671	2,035
Total S.A.	25,318	1,259

		3,294

Total France		27,147

HONG KONG 5.2%
CONSUMER DISCRETIONARY 0.7%
Television Broadcasts Ltd.	485,400	2,999

FINANCIALS 3.9%
AIA Group Ltd.	2,167,900	13,597
First Pacific Co. Ltd.	3,013,750	3,013

		16,610

INDUSTRIALS 0.6%
Jardine Matheson Holdings Ltd.	25,500	1,612
Jardine Strategic Holdings Ltd.	33,700	1,177

		2,789

Total Hong Kong		22,398

JAPAN 4.2%
CONSUMER DISCRETIONARY 1.1%
Sony Corp.	183,100	4,897

CONSUMER STAPLES 2.0%
Kao Corp.	75,800	3,785
Shiseido Co. Ltd.	265,300	4,706

		8,491

INFORMATION TECHNOLOGY 1.1%
Tokyo Electron Ltd. - ADR	258,877	4,497

Total Japan		17,885

NETHERLANDS 4.9%
CONSUMER STAPLES 1.5%
Corbion NV	334,782	6,351

FINANCIALS 2.4%
ING Groep NV - Dutch Certificate (a)	700,395	10,259

INFORMATION TECHNOLOGY 1.0%
Gemalto NV	53,848	4,295

Total Netherlands		20,905

NORWAY 3.5%
CONSUMER STAPLES 3.0%
Marine Harvest ASA	1,111,739	12,736

ENERGY 0.5%
Akastor ASA	677,492	1,361
North Atlantic Drilling Ltd.	791,245	918

		2,279

Total Norway		15,015

SINGAPORE 2.6%
INDUSTRIALS 2.6%
ComfortDelGro Corp. Ltd.	3,712,000	7,819
Keppel Corp. Ltd.	484,700	3,176

		10,995

Total Singapore		10,995

SOUTH KOREA 0.9%
CONSUMER DISCRETIONARY 0.9%
GS Home Shopping, Inc.	18,917	3,782

Total South Korea		3,782

SPAIN 2.2%
INDUSTRIALS 2.2%
Aena S.A. (a)	92,680	9,319

Total Spain		9,319

SWEDEN 1.7%
INDUSTRIALS 1.7%
Loomis AB ‘B’	231,702	7,096

Total Sweden		7,096

SWITZERLAND 4.1%
FINANCIALS 1.1%
Swiss Re AG	48,995	4,726

HEALTH CARE 1.5%
Roche Holding AG	23,275	6,396

INFORMATION TECHNOLOGY 1.5%
Logitech International S.A.	487,539	6,420

Total Switzerland		17,542

UNITED KINGDOM 14.2%
CONSUMER DISCRETIONARY 0.2%
William Hill PLC	162,672	894

CONSUMER STAPLES 9.1%
British American Tobacco PLC	244,729	12,673
Imperial Tobacco Group PLC	272,003	11,932
Reckitt Benckiser Group PLC	165,919	14,253

		38,858

ENERGY 1.6%
BP PLC	888,521	5,759
Ensco PLC ‘A’ (e)	48,627	1,025

		6,784

FINANCIALS 3.3%
Barclays PLC	1,283,380	4,632
Lancashire Holdings Ltd.	650,706	6,044
Prudential PLC	140,407	3,484

		14,160

Total United Kingdom		60,696

UNITED STATES 42.3%
CONSUMER DISCRETIONARY 6.3%
Comcast Corp. ‘A’	129,799	7,330
Family Dollar Stores, Inc.	27,247	2,159
Mattel, Inc.	228,420	5,219
Office Depot, Inc. (a)	229,377	2,110
PVH Corp.	45,192	4,816
Time Warner Cable, Inc.	26	4
Tribune Media Co. ‘A’	88,473	5,380

		27,018

CONSUMER STAPLES 9.1%
Altria Group, Inc.	177,706	8,889
Lorillard, Inc.	231,499	15,129
Philip Morris International, Inc.	56,911	4,287
Reynolds American, Inc.	149,302	10,288

		38,593

ENERGY 2.6%
Anadarko Petroleum Corp.	13,151	1,089
Dresser-Rand Group, Inc. (a)	40,432	3,249
Halliburton Co.	76,048	3,337
National Oilwell Varco, Inc.	67,957	3,397

		11,072

FINANCIALS 9.1%
Alleghany Corp. (a)	12,877	6,271

Berkshire Hathaway, Inc. ‘B’ (a)	90,711	13,091
Citigroup, Inc.	47,800	2,463
LegacyTexas Financial Group, Inc.	230,407	5,237
Navient Corp.	307,527	6,252
PHH Corp. (a)	134,193	3,244
SLM Corp.	256,693	2,382

		38,940

HEALTH CARE 1.6%
Actavis PLC (a)	5,794	1,725
Pfizer, Inc.	143,927	5,007

		6,732

INDUSTRIALS 5.9%
Brink’s Co.	284,753	7,868
Hertz Global Holdings, Inc. (a)	300,024	6,504
NOW, Inc. (a)	314,125	6,798
RR Donnelley & Sons Co.	203,098	3,897

		25,067

INFORMATION TECHNOLOGY 7.6%
Belden, Inc.	32,524	3,043
Booz Allen Hamilton Holding Corp.	74,693	2,162
International Business Machines Corp.	38,516	6,182
Microsoft Corp. (e)	351,800	14,302
Oracle Corp.	84,334	3,639
Yahoo!, Inc. (a)	69,041	3,068

		32,396

MATERIALS 0.1%
Rentech, Inc. (a)	515,516	577

Total United States		180,395

Total Common Stocks (Cost $352,466)		419,997

REAL ESTATE INVESTMENT TRUSTS 0.5%
UNITED STATES 0.5%
FINANCIALS 0.5%
NorthStar Realty Finance Corp.	124,834	2,262

Total Real Estate Investment Trusts (Cost $1,174)		2,262

RIGHTS 0.2%
FRANCE 0.2%
HEALTH CARE 0.2%
Sanofi - Exp. 12/31/2020	1,123,923	762

Total Rights (Cost $1,113)		762

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		636

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.015% due 05/14/2015 (g)	$71	71

Total Short-Term Instruments (Cost $707)		707

Total Investments in Securities (Cost $355,460)		423,728

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	21,006	208

Total Short-Term Instruments (Cost $208)		208

Total Investments in Affiliates (Cost $208)		208

Total Investments 99.4% (Cost $355,668)		$ 423,936
Securities Sold Short (c) (2.0%) (Proceeds $8,908)		(8,349)
Financial Derivative Instruments (d)(f) 0.6% (Cost or Premiums, net $(592))		2,703
Other Assets and Liabilities, net 2.0%		8,237

Net Assets 100.0%		$ 426,527

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$636	Freddie Mac 2.080% due 10/17/2022	$(651)	$636	$636

Total Repurchase Agreements						$(651)	$636	$636

(1)	Includes accrued interest.

(c)	Securities Sold Short:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (1)
	Common Stocks
	China
	Information Technology
GSC	Alibaba Group Holding Ltd. SP - ADR	26,802	$(3,108)	$(2,231)
	United States
	Consumer Discretionary
	Dollar Tree, Inc.	6,768	(506)	(549)
	Staples, Inc.	50,187	(857)	(824)
	Information Technology
	Applied Materials, Inc.	176,706	(3,592)	(3,986)
MJR	Applied Materials, Inc.	33,631	(845)	(759)

Total Short Sales			$(8,908)	$(8,349)

(1)	Payable for short sales includes $6 of dividends payable.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Comcast Corporation	$62.500	01/15/2016	724	$193	$153

Total Purchased Options				$193	$153

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Comcast Corporation	$50.000	01/15/2016	724	$(134)	$(169)
Call - CBOE Comcast Corporation	70.000	01/15/2016	724	(64)	(46)
Put - CBOE Hertz Global Holdings, Inc.	19.000	09/18/2015	1,148	(125)	(100)
Put - CBOE International Business Machines Corp.	140.000	05/15/2015	317	(28)	(19)
Call - CBOE International Business Machines Corp.	180.000	01/20/2017	370	(341)	(324)
Put - CBOE Mattel, Inc.	21.000	07/17/2015	1,030	(93)	(93)

				$(785)	$(751)

Total Written Options				$(785)	$(751)

(e)	Securities with an aggregate market value of $12,896 and cash of $8,739 have been pledged as collateral as of March 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	AUD	5,748		$4,524	$146	$0
	04/2015	JPY	1,347,374		11,272	38	0
	04/2015		$1,922	EUR	1,813	27	0
	04/2015		433	GBP	293	1	0
	04/2015		578	HKD	4,486	0	0
	04/2015		844	ILS	3,340	0	(5)
	04/2015		9,518	JPY	1,136,774	0	(40)
	05/2015		6,682	AUD	8,506	0	(216)
	05/2015		11,277	JPY	1,347,374	0	(37)
CBK	04/2015	CAD	476		$381	6	0
	04/2015	EUR	2,633		2,948	117	0
	04/2015	SGD	11,947		8,964	262	0
	04/2015		$3,364	AUD	4,329	0	(66)
	05/2015		4,616		5,901	0	(130)
DUB	04/2015	GBP	1,269		$1,958	76	0
FBF	04/2015		$432	NOK	3,470	0	(2)
	05/2015	KRW	3,727,159		$3,381	26	0
GLM	04/2015	EUR	6,617		7,525	411	0
	04/2015	GBP	561		864	31	0
	04/2015	ILS	3,340		847	8	0
	04/2015		$3,049	CNY	18,927	29	0
	04/2015		1,110	EUR	977	0	(60)
	04/2015		2,689	JPY	325,900	29	0
	05/2015		3,658	EUR	3,333	0	(72)
	05/2015		3,779	JPY	451,005	0	(17)
	06/2015		847	ILS	3,340	0	(8)
HUS	04/2015	HKD	104,672		$13,502	1	0
	04/2015	NOK	150,579		19,731	1,039	0
JPM	04/2015	CHF	2,316		2,426	43	0
	04/2015	DKK	29,525		4,449	200	0
	04/2015	EUR	8,262		8,774	0	(110)
	04/2015	JPY	115,300		956	0	(5)
	04/2015		$121	CHF	121	4	0
	04/2015		213	NZD	290	4	0
MSB	04/2015	EUR	22,513		$25,412	1,203	0
	04/2015	GBP	17,552		26,460	425	0
	04/2015		$113	SGD	157	1	0
RBC	04/2015		15,743	CAD	19,630	0	(245)
SOG	04/2015	CAD	19,154		$15,302	180	0
	04/2015	NOK	8,670		1,131	55	0
	04/2015		$283	SEK	2,430	0	(1)
	05/2015		15,295	CAD	19,154	0	(179)
UAG	04/2015	SEK	32,914		$3,948	127	0
	04/2015		$1,120	AUD	1,419	0	(39)
	04/2015		4,284	DKK	29,525	0	(35)
	04/2015		16,175	EUR	14,722	0	(345)
	04/2015		1,372	SEK	11,870	7	0
	05/2015	DKK	29,525		$4,288	34	0
	05/2015	EUR	14,722		16,182	345	0
	05/2015		$418	SEK	3,535	0	(7)

Total Forward Foreign Currency Contracts						$4,875	$(1,619)

Swap Agreements:

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	Rentech Nitrogen Partners LP	9,630	1-Month USD-LIBOR less a specified spread	08/14/2015	$144	$(2)	$0	$(2)
GST	Pay	21st Century Fox America, Inc.	64,839	1-Month USD-LIBOR less a specified spread	03/30/2016	2,231	36	36	0
	Receive	21st Century Fox America, Inc.	64,839	1-Month USD-LIBOR plus a specified spread	03/30/2016	2,162	(30)	0	(30)
JPM	Receive	Liberty TripAdvisor Holdings, Inc.	68,429	1-Month USD-LIBOR plus a specified spread	04/29/2015	2,134	41	41	0
	Pay	TripAdvisor, Inc.	28,300	1-Month USD-LIBOR less a specified spread	04/29/2015	2,354	0	0	0

							$45	$77	$(32)

Total Swap Agreements							$45	$77	$(32)

(1)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $71 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$1,083	$0	$1,083
Belgium
Industrials	0	13,215	0	13,215
Bermuda
Energy	0	2,699	0	2,699
Canada
Energy	388	0	0	388
Denmark
Consumer Staples	0	7,169	0	7,169
Faroe Islands
Consumer Staples	0	2,268	0	2,268
France
Consumer Discretionary	0	12,117	0	12,117
Consumer Staples	0	11,736	0	11,736
Energy	2,035	1,259	0	3,294
Hong Kong
Consumer Discretionary	0	2,999	0	2,999
Financials	3,013	13,597	0	16,610
Industrials	0	2,789	0	2,789
Japan
Consumer Discretionary	0	4,897	0	4,897
Consumer Staples	0	8,491	0	8,491
Information Technology	4,497	0	0	4,497
Netherlands
Consumer Staples	0	6,351	0	6,351
Financials	0	10,259	0	10,259
Information Technology	4,295	0	0	4,295
Norway
Consumer Staples	0	12,736	0	12,736
Energy	918	1,361	0	2,279
Singapore
Industrials	0	10,995	0	10,995
South Korea
Consumer Discretionary	0	3,782	0	3,782
Spain
Industrials	9,319	0	0	9,319
Sweden
Industrials	0	7,096	0	7,096
Switzerland
Financials	0	4,726	0	4,726
Health Care	0	6,396	0	6,396
Information Technology	0	6,420	0	6,420
United Kingdom
Consumer Discretionary	0	894	0	894
Consumer Staples	0	38,858	0	38,858
Energy	1,025	5,759	0	6,784
Financials	0	14,160	0	14,160
United States
Consumer Discretionary	27,018	0	0	27,018
Consumer Staples	38,593	0	0	38,593
Energy	11,072	0	0	11,072
Financials	38,940	0	0	38,940
Health Care	6,732	0	0	6,732
Industrials	25,067	0	0	25,067
Information Technology	32,396	0	0	32,396
Materials	577	0	0	577
Real Estate Investment Trusts
United States
Financials	2,262	0	0	2,262
Rights
France
Health Care	762	0	0	762
Short-Term Instruments
Repurchase Agreements	0	636	0	636
U.S. Treasury Bills	0	71	0	71
	$208,909	$214,819	$0	$423,728

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$208	$0	$0	$208

Total Investments	$209,117	$214,819	$0	$423,936

Short Sales, at Value - Liabilities
Common Stocks
China
Information Technology	$(2,231)	$0	$0	$(2,231)
United States
Consumer Discretionary	(1,373)	0	0	(1,373)
Information Technology	(4,745)	0	0	(4,745)
	$(8,349)	$0	$0	$(8,349)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	153	0	153
Over the counter	0	4,952	0	4,952
	$0	$5,105	$0	$5,105

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(751)	0	(751)
Over the counter	0	(1,651)	0	(1,651)

	$0	$(2,402)	$0	$(2,402)

Totals	$200,768	$217,522	$0	$418,290

There were assets and liabilities valued at $9,043 transferred from Level 1 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2015. There were no significant transfers between Levels 2 and 3 during the period ended March 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio III, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2015 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Cayman Commodity Portfolio III, Ltd.	6/6/2011	6/20/2011	$426,427	$10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair market value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Consolidated Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2015, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of March 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO EqS Pathfinder Portfolio®	$355,943	$94,137	$(26,144)	$67,993

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EqS Pathfinder Portfolio®	$4	$0	$(4)	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EqS Pathfinder Portfolio®	$9,803	$37,303	$(46,900)	$(71)	$73	$208	$4	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound	NOK	Norwegian Krone
CHF	Swiss Franc	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	ILS	Israeli Shekel	SEK	Swedish Krona
DKK	Danish Krone	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Other Abbreviations:
ADR	American Depositary Receipt	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date:	May 28, 2015